Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of lease assets and liabilities

The right-of-use assets and liabilities included in our Consolidated Balances Sheets are as follows:

	December 31,
$ in thousands	2021	2020
Operating lease right-of-use assets	$16,093	$612
Operating lease liabilities, current	2,240	209
Operating lease liabilities, non-current	14,183	403

Schedule of lease costs	The components of lease costs were as follows:
	Years ended December 31,
$ in thousands	2021	2020
Operating lease cost	$1,294	$230
Sublease income	(85)	—
Total lease cost	$1,209	$230

Schedule of operating lease liability maturity

The following is a maturity analysis of the future undiscounted cash flows associated with our operating lease liabilities:

$ in thousands	Year Ended December 31,
2022	$2,390
2023	2,641
2024	2,546
2025	2,624
2026	2,630
Thereafter	9,810
Total future lease payments	$22,641
Less: Imputed interest	(6,218)
Present value of future lease payments	$16,423

Schedule of weighted-average remaining lease terms and discount rates
	December 31,
	2021	2020
Weighted-average remaining lease term (years)	8.7	2.7
Weighted-average discount rate	6.9%	6.0%